Annual Operating Expenses {- Fidelity SAI Short-Term Bond Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-03 - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2021
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%
Total annual operating expenses	0.34%